1390565

FORM D

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per form	16.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING RECEIVED NOV 15 2007 WASH, DC 101

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☒ check if this is an amendment and name has changed, and indicate change.)
THE CAMPBELL GLOBAL ASSETS FUND LIMITED SAC (the "Issuer")(formerly known as "The Campbell Global Assets Fund Limited")

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☒ Amendment

PROCESSED NOV 20 2007 THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☒ check if this is an amendment and name has changed, and indicate change.)
THE CAMPBELL GLOBAL ASSETS FUND LIMITED SAC (formerly known as "The Campbell Global Assets Fund Limited")

Address of Executive Offices (Number and Street, City, State, ZIP Code)	Telephone Number (Including Area Code)
c/o Swiss Financial Services (Bahamas) Ltd., One Montague Place, 4th Floor, East Bay Street, P.O. Box EE-17758, Nassau, Bahamas.	**(242) 394-9200**
Address of Principal Business Operations (Number and Street, City, State, ZIP Code) (if different from Executive Offices) **same as above**	Telephone Number (Including Area Code) **same as above**

Brief Description of Business **To invest in equities, debt instruments, futures-related interests and/or derivative instruments utilizing a multi-strategy trading portfolio.**

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): Bahamas international business company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 3 Year 9 7 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) F N

07083850

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 2.

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION
Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless form displays a currently valid OMB number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Campbell & Company, Inc. (the "Trading Advisor for the Class A and Class D Shares")

Business or Residence Address (Number and Street, City, State, Zip Code)
210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Becks, Theresa D.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Heerdt, Kevin M.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Campbell, D. Keith

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
King, Vincent

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Swiss Financial Services (Bahamas) Limited, One Montague Place, 4th Floor, East Bay Street, P.O. Box EE-17758, Nassau, Bahamas

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Donovan, Gregory T.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Little, James M.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Bastian, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Swiss Financial Services (Bahamas) Limited, One Montague Place, 4th Floor, East Bay Street, P.O. Box EE-17758, Nassau, Bahamas

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Lloyd, Thomas P.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Trading Advisor

Full Name (Last name first, if individual)
Campbell & Company Investment Adviser LLC (the "Trading Advisor for the Class B and Class E Shares")

Business or Residence Address (Number and Street, City, State, Zip Code)
210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Andrews, G. William

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Clarke, William C., III

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cleland, Bruce L.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Harris, Michael S.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Hebrank, Michael J.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Campbell & Company, Inc., 210 West Pennsylvania Avenue, Suite 770, Towson, Maryland 21204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		YES	NO
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$500,000*	

***Subject to the discretion of the Directors to lower such amount.**

		YES	NO
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Not Applicable

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$0	$0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify redeemable, participating non-voting shares ("Shares")(a))	$500,000,000(b)	$229,062,514
Total	$500,000,000(b)	$229,062,514

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	43	$229,062,514
Non-accredited investors	0	$0
Total (for filings under Rule 504 only)	N/A	$N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$N/A
Regulation A	N/A	$N/A
Rule 504	N/A	$N/A
Total	N/A	$N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$0
Printing and Engraving Costs	☒	$20,000
Legal Fees	☒	$50,000
Accounting Fees	☒	$20,000
Engineering Fees	☒	$0
Sales Commissions (specify finders' fees separately)	☒	$5,000,000(c)
Other Expenses (identify) Filing Fees	☒	$10,000
Total	☒	$5,100,000

(a) The Issuer is registered as a Segregated Account Company under the laws of The Bahamas and is offering four (4) classes of Shares: Class A, Class B, Class D and Class E Shares. The effect of this registration is to insulate the respective portfolios from potential liability exposure to creditors of the other portfolios. Class A and Class D Shares trade pursuant to the Financial, Metal and Energy Large Portfolio but are subject to a different fee structures and the Class B and Class E Shares trade pursuant to the Multi-Strategy Portfolio but are subject to a different fee structures.

(b) Open-end fund; estimated maximum aggregate offering amount.

(c) The Class D and Class E Shares are currently being charged a 1% sales fee payable to the selling agent who introduces a Class D or Class E Shareholder to the Issuer.

END